Nature of operations - Additional Information (Detail)	Mar. 31, 2011
Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
NTT Ownership percentage in DOCOMO's voting stock outstanding	63.32%
Common Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
NTT Ownership percentage in DOCOMO's voting stock outstanding	66.65%